DEFERRED REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) oz	Jan. 15, 2019 USD ($)
Disclosure of deferred income [Line Items]
Prepayment from customers		$ 169,800,000
Forward gold sale arrangement
Disclosure of deferred income [Line Items]
Sales arrangement, monthly amount of product provided | oz	12,500
Floor price (in dollars per ounce)	$ 1,300
Cap price (in dollars per ounce)	$ 1,500